Business developments	6 Months Ended
Jun. 30, 2016
Business developments
3 Business developments
Implementation of our strategy
As announced on March 23, 2016, we have implemented additional measures and adjusted financial objectives beyond those announced on October 21, 2015 to further lower our cost base, accelerate the risk-weighted assets and leverage reduction initiatives in the restructuring of our Global Markets business and further strengthen our capital position.
The additional measures included exiting the distressed credit, European securitized products trading and long-term illiquid financing businesses and making other business reductions. The assets from these impacted businesses were transferred to the Strategic Resolution Unit in 2Q16.
As also announced, in 2Q16 the Group consolidated its foreign exchange sales and trading business from Global Markets into its trading operations within Swiss Universal Bank. The results of the sales and trading business continue to be split between Swiss Universal Bank and International Wealth Management.
A portion of the corporate loan portfolio managed by the Global Markets and Investment Banking & Capital Markets divisions was also transferred to the Strategic Resolution Unit in 2Q16. These transfers related to client lending relationship exits and exposure types that we do not consider consistent with the announced strategy.
In 2Q16, we also transferred from Global Markets to the Corporate Center a portfolio of positions containing tax risk to the Group that is managed by the Group’s corporate tax function.
As a result of the above strategic actions, prior period segment results have been reclassified to conform to the current presentation. These reclassifications had no impact on the net income/(loss) or the total shareholders’ equity of the Group.
Funding and cost allocations
In the ongoing process of implementing the Group’s strategy across our six business divisions, in 2Q16 the Group retroactively recalibrated, with effect as of the beginning of 1Q16, its methodology to allocate funding costs across the Group to incorporate net stable funding ratio (NSFR) requirements.
Corporate services and business support in finance, operations, human resources, legal, compliance, risk management and IT are provided by corporate functions, and the related costs are allocated to the segments and Corporate Center based on their requirements and other relevant measures. In the ongoing process of implementing the Group’s strategy across our six business divisions, in 2Q16, the Group recalibrated its methodology for the allocation of these corporate function costs to the operating expenses of the divisions, including a retroactive adjustment for 1Q16 in 2Q16.